Quarterly Holdings Report
for
Fidelity® Series Small Cap Discovery Fund
January 31, 2023
XS4-NPRT3-0423
1.968034.109
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.3%
Entertainment - 2.0%
Capcom Co. Ltd.	750,000	24,302,865
Interactive Media & Services - 1.8%
Ziff Davis, Inc. (a)	250,000	22,370,000
Media - 0.5%
Emerald Holding, Inc. (a)(b)	1,500,000	5,985,000
TOTAL COMMUNICATION SERVICES		52,657,865
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 3.6%
Adient PLC (a)	500,000	22,510,000
Patrick Industries, Inc.	300,000	21,291,000
		43,801,000
Diversified Consumer Services - 1.5%
Adtalem Global Education, Inc. (a)	275,000	10,499,500
OneSpaWorld Holdings Ltd. (a)	750,000	7,882,500
		18,382,000
Household Durables - 7.5%
Helen of Troy Ltd. (a)(b)	100,000	11,311,000
LGI Homes, Inc. (a)	350,000	39,847,500
Tempur Sealy International, Inc.	1,000,000	40,750,000
		91,908,500
Specialty Retail - 2.6%
America's Car Mart, Inc. (a)(b)	125,000	10,767,500
Rent-A-Center, Inc.	470,200	12,643,678
Winmark Corp.	30,000	8,424,000
		31,835,178
TOTAL CONSUMER DISCRETIONARY		185,926,678
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 2.4%
Performance Food Group Co. (a)	475,000	29,127,000
ENERGY - 5.6%
Energy Equipment & Services - 2.2%
ShawCor Ltd. Class A (a)	1,574,600	16,804,570
Total Energy Services, Inc.	1,323,330	9,219,698
		26,024,268
Oil, Gas & Consumable Fuels - 3.4%
Parkland Corp.	500,000	11,747,022
Sitio Royalties Corp.	1,133,000	30,103,810
		41,850,832
TOTAL ENERGY		67,875,100
FINANCIALS - 21.0%
Banks - 5.6%
BOK Financial Corp.	75,000	7,537,500
Cadence Bank	750,000	19,185,000
Cullen/Frost Bankers, Inc.	75,000	9,771,000
First Hawaiian, Inc.	750,000	20,580,000
PacWest Bancorp	397,409	10,992,333
		68,065,833
Capital Markets - 3.1%
BrightSphere Investment Group, Inc.	825,000	19,346,250
Focus Financial Partners, Inc. Class A (a)	400,000	18,060,000
		37,406,250
Consumer Finance - 2.9%
FirstCash Holdings, Inc.	389,400	35,894,892
Diversified Financial Services - 1.5%
Cannae Holdings, Inc. (a)	750,000	18,330,000
Insurance - 7.9%
Assurant, Inc.	100,000	13,259,000
Enstar Group Ltd. (a)	125,000	30,287,500
First American Financial Corp.	600,000	37,122,000
Primerica, Inc.	96,400	15,592,700
		96,261,200
TOTAL FINANCIALS		255,958,175
HEALTH CARE - 7.7%
Biotechnology - 1.7%
Blueprint Medicines Corp. (a)	75,000	3,505,500
Cerevel Therapeutics Holdings (a)(b)	212,500	7,256,875
Exelixis, Inc. (a)	381,800	6,727,316
Instil Bio, Inc. (a)	133,200	108,411
Keros Therapeutics, Inc. (a)	50,000	2,928,500
		20,526,602
Health Care Equipment & Supplies - 1.7%
Envista Holdings Corp. (a)	450,000	17,545,500
Utah Medical Products, Inc.	32,219	2,968,336
		20,513,836
Health Care Providers & Services - 3.7%
AdaptHealth Corp. (a)	250,000	5,357,500
Owens & Minor, Inc.	700,000	13,818,000
Premier, Inc.	500,000	16,680,000
R1 Rcm, Inc. (a)	700,000	10,017,000
		45,872,500
Pharmaceuticals - 0.6%
Arvinas Holding Co. LLC (a)	86,000	2,818,220
Prestige Brands Holdings, Inc. (a)	70,000	4,603,200
		7,421,420
TOTAL HEALTH CARE		94,334,358
INDUSTRIALS - 16.8%
Aerospace & Defense - 0.2%
Rheinmetall AG	10,000	2,326,501
Commercial Services & Supplies - 2.0%
Cimpress PLC (a)	350,000	11,441,500
The Brink's Co.	200,000	13,120,000
		24,561,500
Professional Services - 6.8%
ASGN, Inc. (a)	150,000	13,642,500
BGSF, Inc.	4,124	59,716
Insperity, Inc.	175,000	19,346,250
Kforce, Inc.	500,000	28,065,000
Persol Holdings Co. Ltd.	1,000,000	21,925,520
		83,038,986
Road & Rail - 2.7%
TFI International, Inc. (b)	225,000	25,042,500
TFI International, Inc. (Canada)	75,000	8,353,125
		33,395,625
Trading Companies & Distributors - 5.1%
Beacon Roofing Supply, Inc. (a)	475,000	27,018,000
Univar Solutions, Inc. (a)	1,000,000	34,480,000
		61,498,000
TOTAL INDUSTRIALS		204,820,612
INFORMATION TECHNOLOGY - 13.5%
Electronic Equipment & Components - 5.1%
Insight Enterprises, Inc. (a)	375,000	42,270,000
TD SYNNEX Corp.	125,000	12,768,750
TTM Technologies, Inc. (a)	500,000	7,860,000
		62,898,750
IT Services - 4.4%
Concentrix Corp.	246,500	34,956,165
Genpact Ltd.	300,000	14,184,000
Tucows, Inc. (a)(b)	125,000	4,146,250
		53,286,415
Semiconductors & Semiconductor Equipment - 3.8%
Cirrus Logic, Inc. (a)	193,600	17,499,504
Ichor Holdings Ltd. (a)	850,000	28,730,000
		46,229,504
Software - 0.2%
Consensus Cloud Solutions, Inc. (a)	41,666	2,448,711
TOTAL INFORMATION TECHNOLOGY		164,863,380
MATERIALS - 5.1%
Chemicals - 2.4%
Valvoline, Inc.	800,000	29,328,000
Construction Materials - 2.2%
RHI Magnesita NV	332,600	11,030,235
Wienerberger AG	550,000	16,443,144
		27,473,379
Metals & Mining - 0.5%
ERO Copper Corp. (a)	350,000	5,747,623
TOTAL MATERIALS		62,549,002
REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Douglas Emmett, Inc.	1,200,000	20,100,000
Real Estate Management & Development - 5.3%
Cushman & Wakefield PLC (a)(b)	2,250,000	32,467,500
Jones Lang LaSalle, Inc. (a)	175,000	32,352,250
		64,819,750
TOTAL REAL ESTATE		84,919,750
UTILITIES - 1.2%
Gas Utilities - 1.2%
Brookfield Infrastructure Corp. A Shares	327,370	14,476,301
TOTAL COMMON STOCKS (Cost $999,364,350)		1,217,508,221

Money Market Funds - 4.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c)	22,544,382	22,548,891
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	37,273,335	37,277,062
TOTAL MONEY MARKET FUNDS (Cost $59,825,953)		59,825,953

TOTAL INVESTMENT IN SECURITIES - 104.6% (Cost $1,059,190,303)	1,277,334,174
NET OTHER ASSETS (LIABILITIES) - (4.6)%	(56,531,491)
NET ASSETS - 100.0%	1,220,802,683

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	26,282,304	213,961,716	217,695,129	362,479	-	-	22,548,891	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	36,691,544	250,899,446	250,313,928	40,158	-	-	37,277,062	0.1%
Total	62,973,848	464,861,162	468,009,057	402,637	-	-	59,825,953

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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